John Hancock High Yield Fund Expense Example - John Hancock Bond Trust Class NAV [Member] - John Hancock High Yield Fund - Class NAV	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	178
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	$ 700